Schedule of lease cost recognized of balance sheet (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Right-of-use Assets And Lease Liabilities
Right-of-use assets	$ 557,203	$ 716,507	$ 136,970
Current	202,450	260,331	85,582
Non-current	332,388	427,418	13,294
Total lease liabilities	$ 534,838	$ 687,749	$ 98,876